Banking facilities (Tables)	12 Months Ended
Mar. 31, 2017
Banking and Thrift [Abstract]
General banking facilities
	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2017
	2016	2017	2016	2017	2016	2017	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	2,564	2,564	1,237	134	1,327	2,430

Including sub-limit of:
Notes payable	2,308	2,308	1,237	134	1,071	2,174	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	-	-	641	641	Prime rate + 1%	Repayable on demand
Factoring	2,400	-	-	-	2,400	-	HIBOR* +1.5%	Repayable in 60 days

Other facilities
Export Documentary Credits	641	641	-	-	641	641
Short Term Loans	1,923	1,923	-	-	1,923	1,923	(Note A)	Revolving loan repayable in 30 days
Long Term Loans (1)	1,061	178	506	143	555	35	(Note A)	Term loans repayable monthly over 3 years.

	6,189	5,306	1,743	277	4,446	5,029

Short-term borrowings
	During the fiscal year ended March 31,
	2016	2017

Bank overdrafts	6.00%	6.00%
Notes payable	2.94%	3.13%
Term Loan in Hong Kong	2.50%	2.59%
Term Loan in PRC	6.77%	unutilized
Factoring	1.74%	unutilized